Fair Value Measurements (Details) - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis - $ / shares		5 Months Ended	12 Months Ended
	Feb. 14, 2024	Jun. 30, 2024	Dec. 31, 2022
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Abstract]
Starting share price	$ 4.9	$ 0.3
Tranche 1 trigger price	3.2	1.25
Tranche 2 trigger price	$ 3.85	$ 1.5
Contractual term	4 years	3 years 7 months 6 days	8 years 3 months 18 days
Volatility	90.00%	90.00%	71.31%
Risk-free interest rate	4.20%	4.33%	2.28%